Fair Value, Assets and Liabilities, Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets:
Trading debt securities		$ 75,095	$ 79,733
Available-for-sale debt securities	[1]	220,392	263,459
Mortgage servicing rights		6,125	11,517
Gross derivative asset		65,682	39,326
Marketable equity securities		34,009	41,936
Equity securities		62,260	68,241
Liabilities:
Total derivative liabilities (gross)		(58,065)	(37,930)
Short-sale trading liabilities		(22,441)	(17,430)
Securities of U.S. Treasury and federal agencies [Member]
Assets:
Available-for-sale debt securities		22,159	14,960
Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities		16,813	0
Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities		19,406	40,337
Federal agencies [Member]
Assets:
Available-for-sale debt securities		139,070	162,453
Non-agency mortgage-backed securities [Member]
Assets:
Available-for-sale debt securities		3,729	4,761
Collateralized loan obligations [Member]
Assets:
Available-for-sale debt securities		9,018	29,055
Other debt securities [Member]
Assets:
Available-for-sale debt securities		10,197	11,893
Fair value, recurring [Member]
Assets:
Loans held for sale		18,806	17,578
Mortgage servicing rights		6,125	11,517
Gross derivative asset		65,682	39,326
Total assets prior to derivative netting		419,955	453,403
Fair value assets, Derivative netting		(39,836)	(25,123)
Total assets after derivative netting		380,119	428,280
Liabilities:
Total derivative liabilities (gross)		(58,065)	(37,930)
Short-sale trading liabilities		(22,441)	(17,430)
Total liabilities prior to derivative netting		(80,506)	(55,360)
Fair value liabilities, Derivative netting		41,556	28,851
Total liabilities after derivative netting		(38,950)	(26,509)
Fair value, recurring [Member] | Interest rate contracts [Member]
Assets:
Gross derivative asset		36,063	24,047
Liabilities:
Total derivative liabilities (gross)		(26,302)	(19,366)
Fair value, recurring [Member] | Commodity contracts [Member]
Assets:
Gross derivative asset		2,036	1,421
Liabilities:
Total derivative liabilities (gross)		(1,543)	(1,770)
Fair value, recurring [Member] | Equity contracts [Member]
Assets:
Gross derivative asset		18,885	8,536
Liabilities:
Total derivative liabilities (gross)		(22,006)	(10,464)
Fair value, recurring [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative asset		8,603	5,214
Liabilities:
Total derivative liabilities (gross)		(8,156)	(6,247)
Fair value, recurring [Member] | Credit contracts [Member]
Assets:
Gross derivative asset		95	108
Liabilities:
Total derivative liabilities (gross)		(58)	(83)
Fair value, recurring [Member] | Debt securities [Member]
Assets:
Trading debt securities		75,095	79,733
Available-for-sale debt securities		220,392	263,459
Fair value, recurring [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities		35,257	36,717
Available-for-sale debt securities		22,159	14,960
Fair value, recurring [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities		16,813	0
Fair value, recurring [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities		19,406	40,337
Fair value, recurring [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities		10,709	11,044
Fair value, recurring [Member] | Federal agencies [Member]
Assets:
Trading debt securities		23,549	26,458
Available-for-sale debt securities		139,070	162,453
Fair value, recurring [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities		1,051	1,254
Available-for-sale debt securities		3,729	4,761
Fair value, recurring [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities		682	738
Available-for-sale debt securities		9,018	29,055
Fair value, recurring [Member] | Other debt securities [Member]
Assets:
Trading debt securities		3,847	3,522
Available-for-sale debt securities		10,197	11,893
Fair value, recurring [Member] | Equity securities [Member]
Assets:
Equity securities		33,855	41,790
Fair value, recurring [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities		24,596	33,921
Fair value, recurring [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities		9,259	7,869
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Loans held for sale		0	0
Mortgage servicing rights		0	0
Gross derivative asset		4,918	2,984
Total assets prior to derivative netting		83,180	82,518
Liabilities:
Total derivative liabilities (gross)		(4,897)	(2,045)
Short-sale trading liabilities		(15,292)	(11,482)
Total liabilities prior to derivative netting		(20,189)	(13,527)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative asset		11	26
Liabilities:
Total derivative liabilities (gross)		(27)	(23)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commodity contracts [Member]
Assets:
Gross derivative asset		0	0
Liabilities:
Total derivative liabilities (gross)		0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity contracts [Member]
Assets:
Gross derivative asset		4,888	2,946
Liabilities:
Total derivative liabilities (gross)		(4,860)	(2,011)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative asset		19	12
Liabilities:
Total derivative liabilities (gross)		(10)	(11)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Credit contracts [Member]
Assets:
Gross derivative asset		0	0
Liabilities:
Total derivative liabilities (gross)		0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Assets:
Trading debt securities		32,060	32,335
Available-for-sale debt securities		22,197	13,497
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities		32,060	32,335
Available-for-sale debt securities		22,159	13,460
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities		0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Federal agencies [Member]
Assets:
Trading debt securities		0	0
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities		0	0
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities		0	0
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities [Member]
Assets:
Trading debt securities		0	0
Available-for-sale debt securities		38	37
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Assets:
Equity securities		24,005	33,702
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities		23,995	33,702
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities		10	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member]
Assets:
Loans held for sale		17,572	16,364
Mortgage servicing rights		0	0
Gross derivative asset		58,589	34,586
Total assets prior to derivative netting		314,841	346,760
Liabilities:
Total derivative liabilities (gross)		(51,164)	(34,069)
Short-sale trading liabilities		(7,149)	(5,948)
Total liabilities prior to derivative netting		(58,313)	(40,017)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative asset		35,590	23,792
Liabilities:
Total derivative liabilities (gross)		(26,259)	(19,328)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Commodity contracts [Member]
Assets:
Gross derivative asset		1,997	1,413
Liabilities:
Total derivative liabilities (gross)		(1,503)	(1,746)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Equity contracts [Member]
Assets:
Gross derivative asset		12,384	4,135
Liabilities:
Total derivative liabilities (gross)		(15,219)	(6,729)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative asset		8,573	5,197
Liabilities:
Total derivative liabilities (gross)		(8,134)	(6,213)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Credit contracts [Member]
Assets:
Gross derivative asset		45	49
Liabilities:
Total derivative liabilities (gross)		(49)	(53)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Debt securities [Member]
Assets:
Trading debt securities		42,862	47,175
Available-for-sale debt securities		195,201	248,397
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities		3,197	4,382
Available-for-sale debt securities		0	1,500
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities		16,813	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities		19,182	39,924
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities		10,696	11,006
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Federal agencies [Member]
Assets:
Trading debt securities		23,549	26,458
Available-for-sale debt securities		139,070	162,453
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities		1,039	1,254
Available-for-sale debt securities		3,697	4,719
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities		534	555
Available-for-sale debt securities		9,018	29,055
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Other debt securities [Member]
Assets:
Trading debt securities		3,847	3,520
Available-for-sale debt securities		7,421	10,746
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Equity securities [Member]
Assets:
Equity securities		617	238
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities		596	216
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities		21	22
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member]
Assets:
Loans held for sale		1,234	1,214
Mortgage servicing rights		6,125	11,517
Gross derivative asset		2,175	1,756
Total assets prior to derivative netting		21,934	24,125
Liabilities:
Total derivative liabilities (gross)		(2,004)	(1,816)
Short-sale trading liabilities		0	0
Total liabilities prior to derivative netting		(2,004)	(1,816)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative asset		462	229
Liabilities:
Total derivative liabilities (gross)		(16)	(15)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Commodity contracts [Member]
Assets:
Gross derivative asset		39	8
Liabilities:
Total derivative liabilities (gross)		(40)	(24)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member]
Assets:
Gross derivative asset		1,613	1,455
Liabilities:
Total derivative liabilities (gross)		(1,927)	(1,724)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative asset		11	5
Liabilities:
Total derivative liabilities (gross)		(12)	(23)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contracts [Member]
Assets:
Gross derivative asset		50	59
Liabilities:
Total derivative liabilities (gross)		(9)	(30)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Debt securities [Member]
Assets:
Trading debt securities		173	223
Available-for-sale debt securities		2,994	1,565
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities		0	0
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities		224	413
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities		13	38
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Federal agencies [Member]
Assets:
Trading debt securities		0	0
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities		12	0
Available-for-sale debt securities		32	42
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities		148	183
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Other debt securities [Member]
Assets:
Trading debt securities		0	2
Available-for-sale debt securities		2,738	1,110
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity securities [Member]
Assets:
Equity securities		9,233	7,850
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities		5	3
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities		9,228	7,847
Fair value, recurring [Member] | Fair value measured at net asset value per share [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities		$ 154	$ 146

[1]	Prior to our adoption of CECL on January 1, 2020, the allowance for credit losses (ACL) related to available-for-sale (AFS) and held-to-maturity (HTM) debt securities was not applicable. For additional information, see Note 1 (Summary of Significant Accounting Policies) to Financial Statements in this Report.